Business combinations (Details) kr in Thousands, $ in Millions			3 Months Ended	12 Months Ended
	Apr. 02, 2020 DKK (kr)	Apr. 02, 2020 USD ($)	Mar. 31, 2020 DKK (kr)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill				kr 53,790	kr 57,485
Bargain purchase				kr 0	36,395	kr 0
Intellectual Property
Disclosure of detailed information about business combination [line items]
Amortization period				10 years
Intangible assets other than goodwill				kr 0	0
Physician relationship
Disclosure of detailed information about business combination [line items]
Amortization period				8 years
Intangible assets other than goodwill				kr 51,260	kr 54,955
Acquisition Of Medical Technology Business From Valeritas Holdings, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	kr 167,725
Acquisition-related costs | $		$ 24.5
Unallocated intangible assets	82,200
Intangible assets other than goodwill	kr 68,500
Cash flows of projections period	10 years	10 years
Growth rate	13.00%
Discount rate	50.00%
Budget period for revenue growth	10 years	10 years
Budget period for operating costs	10 years	10 years
Trade receivables	kr 50,603
Bargain purchase	36,692
Net assets at fair value	204,417
Fair value of the tangible and financial assets acquired	147,500
Acquisition-related costs			kr 7,100
Acquisition contributed with net revenues	161,300
Profit (loss) of acquiree	kr (278,800)
Pro forma revenue				395,800
Pro forma operating result				kr (868,900)
Acquisition Of Medical Technology Business From Valeritas Holdings, Inc. [Member] | Minimum
Disclosure of detailed information about business combination [line items]
Growth rate for revenue	1.00%
Acquisition Of Medical Technology Business From Valeritas Holdings, Inc. [Member] | Maximum
Disclosure of detailed information about business combination [line items]
Growth rate for revenue	20.00%
Acquisition Of Medical Technology Business From Valeritas Holdings, Inc. [Member] | Intellectual Property
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill	kr 13,700